Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

     Note 13 – Income Taxes

(a)	Provision for Income Taxes

The income tax provision differs from the amount that would be computed by applying the federal and provincial statutory income tax rates of 26.5% (2011 – 28.0%, 2010 – 29.1%) to income as a result of the following:

	September 30	September 30	September 30
	2010	2011	2012
Income before income taxes	$37,761	$14,667	$(56,230)
Computed tax expense at statutory income tax rates	$11,011	$4,107	$(14,873)
Change in enacted tax rates	(1)	(31)	108
Adjustment for prior year immaterial errors	-	1,180	(245)
Change in valuation allowance	-	-	1,980
Stock-based compensation	319	206	186
Rate difference on losses available for carry-back	-	-	(532)
Permanent differences and other	(32)	163	235
Total income tax provision	$11,297	$5,625	$(13,141)

As at September 30, 2012, the Company has a tax loss carry forward in the amount of $8,387 (September 30, 2011 - $689).

The Company’s tax positions for 2008 to present in Canada remain subject to examination by tax authorities. The Company’s tax position for the current fiscal year in the United Kingdom remains subject to examination by tax authorities.

(b)	Deferred Income Taxes

The tax effects that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	September 30	September 30
	2011	2012
Deferred income tax assets:
Current:
Accrued liability for class action settlements and other temporary differences	$1,078	$2,222
Premium paid to acquire the loan portfolio	-	3,814
Loan loss provision	450	4,450
	$1,528	$10,486
Non-current:
Losses available to be carried forward	150	2,404
Property and equipment, intangible assets and goodwill	320	2,300
Deferred lease inducements	308	200
Deferred revenue	1,647	85
Discount on senior secured notes	-	1,032
Valuation allowance for deferred tax assets	-	(1,980)
	$2,425	$4,041

Deferred income tax liabilities:
Property and equipment, intangible assets, goodwill and other	$(2,356)	$(6,449)

In assessing the realizability of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of taxable income during the period in which those temporary differences become deductible. The Company has assessed that it is more likely than not that the Company will realize the benefits of these deductible differences. The amount of the deferred income tax asset considered realizable, however, could be reduced in the near term if estimates of taxable income during the carry-forward period are reduced.